Forfeiture Shares - Schedule of Changes in the Fair Value of the Forfeiture Shares (Details) - Level 3 [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of Changes in Fair Value of Forfeited Shares [Line Items]
Balance at beginning of period	$ 1	$ 38
Changes in fair value		(37)
Balance at end of the period	$ 1	$ 1